Intangible Assets, Net	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 – INTANGIBLE ASSETS, NET

Intangible assets consisted of the following as of March 31, 2022 and 2021:

	As of March 31,
	2022	2021

Trademark	$48,010	$46,453
Software	37,718	36,495
Total intangible assets, at cost	85,728	82,948
Less: accumulated amortization	(46,966)	(37,148)
Total intangible assets, net	$38,762	$45,800

Amortization expense were $8,468 and $8,012 for year ended March 31, 2022 and 2021, respectively.